SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 002-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Thomas R. Phillips
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: May 31, 2015
Date of reporting period: November 30, 2014

Item 1. Semi-Annual Report

(graphic omitted)

Amana Mutual Funds Trust

Semi-Annual Report

November 30, 2014	Income Fund AMANX | AMINX

Growth Fund AMAGX | AMIGX

Developing World Fund AMDWX | AMIDX

Performance Summary (as of December 31, 2014)

Average Annual Returns (before any taxes paid by shareowners)	1 Year	3 Year	5 Year	10 Year	Expense Ratio¹
Amana Income Fund Investor Shares (AMANX)	9.13%	15.78%	12.17%	10.04%	1.15%
Amana Income Fund Institutional Shares (AMINX)	9.42%	n/a	n/a	n/a	0.90%
Amana Growth Fund Investor Shares (AMAGX)	14.03%	15.92%	12.12%	9.90%	1.10%
Amana Growth Fund Institutional Shares (AMIGX)	14.29%	n/a	n/a	n/a	0.87%
Amana Developing World Fund Investor Shares (AMDWX)	0.76%	2.22%	0.75%	n/a	1.59%
Amana Developing World Fund Institutional Shares (AMIDX)	1.05%	n/a	n/a	n/a	1.40%

Morningstar™ Ratings²	Overall	3 Year	5 Year	10 Year
Amana Income Fund — "Large Blend" Category
Investor Shares (AMANX)	★ ★ ★	★ ★	★ ★	★ ★ ★ ★ ★
Institutional Shares (AMINX)	☆ ☆ ☆	☆ ☆	☆ ☆	☆ ☆ ☆ ☆ ☆
Number of Funds in Category	1,336	1,336	1,193	812
Amana Growth Fund — "Large Growth" Category
Investor Shares (AMAGX)	★ ★ ★ ★	★ ★	★ ★	★ ★ ★ ★ ★
Institutional Shares (AMIGX)	☆ ☆ ☆ ☆	☆ ☆	☆ ☆	☆ ☆ ☆ ☆ ☆
Number of Funds in Category	1,528	1,528	1,324	909
Amana Developing World Fund — "Diversified Emerging Markets" Category
Investor Shares (AMDWX)	★ ★ ★ ★	★ ★ ★	★ ★ ★ ★	n/a
Institutional Shares (AMIDX)	☆ ☆ ☆ ☆	☆ ☆ ☆	☆ ☆ ☆ ☆	n/a
Number of Funds in Category	521	521	341	n/a

Lipper Quintile Rankings³	1 Year	3 Year	5 Year	10 Year
Amana Income Fund — "Equity Income" Category
Investor Shares (AMANX)	4th	4th	4th	1st
Institutional Shares (AMINX)	4th	n/a	n/a	n/a
Number of Funds in Category	483	340	273	163
Amana Growth Fund — "Multi-Cap Growth" Category
Investor Shares (AMAGX)	1st	5th	5th	1st
Institutional Shares (AMIGX)	1st	n/a	n/a	n/a
Number of Funds in Category	557	474	417	269
Amana Developing World Fund — "Emerging Markets" Category
Investor Shares (AMDWX)	1st	4th	4th	n/a
Institutional Shares (AMIDX)	1st	n/a	n/a	n/a
Number of Funds in Category	724	513	329	150

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 1-888-732-6262 or visiting www.amanafunds.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Amana Funds limit the securities they purchase to those consistent with Islamic principles, which limits opportunities and may increase risk.

Please consider an investment's objective, risks, charges, and expenses carefully before investing. To obtain a free prospectus or summary prospectus that contains this and other important information on the Amana Funds, please call toll-free 1-888-732-6262 or visit www.amanafunds.com. Please read the prospectus or summary prospectus carefully before investing.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated August 15, 2014, and incorporates results for the fiscal year ended May 31, 2014. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods. Also by regulation, the performance in this table represents the most recent calendar quarter-end performance rather than performance through the Funds' most recent fiscal period.

² Source: Morningstar December 31, 2014. Morningstar, Inc. is an independent fund performance monitor. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of performance figures associated with its 3, 5, and 10 year (if applicable) Morningstar Rating metrics. Morningstar ratings represented as unshaded stars are based on extended performance. These extended performance ratings are based on the historical adjusted returns prior to the inception date of the institutional shares and reflect the historical performance of the investor shares, adjusted to reflect the fees and expenses of the institutional shares.

³ Source: Lipper Inc., A Thomson Reuters Company, December 31, 2014. Lipper Inc. is a nationally recognized organization that ranks performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are based on past performance with capital gains and dividends reinvested.

2	Semi-Annual Report November 30, 2014

Fellow Shareowners:

Equity markets generally appreciated for Amana's six-month fiscal period ended November 30, 2014. Total return for the S&P 500 Index was 8.58% and the broader Dow Jones Islamic Market World Index was 3.14%. Smaller US companies slightly underperformed, with the Russell 2000 Index up 4.10% for the period. Foreign markets were more difficult, with the MSCI Emerging Markets Index declining -0.82%.

Amana Growth Investor Shares returned a strong 10.81%, Amana Income Investor Shares returned 5.23%, and Amana Developing World Investor Shares gained 1.47% during the same period. Institutional shares posted slightly better returns: Amana Growth 10.95%, Amana Income 5.36%, and Amana Developing World 1.56%.

The Amana Funds follow Islamic principles, which preclude most investments in the banking and financial sectors. We favor companies with low debt levels and strong balance sheets.

Top Long-Term Results

As experienced investors, we know that gains or losses over a short interval tell an incomplete story compared to performance evaluated over a lengthier time span. That's why the recognition that Amana continues to receive for superlative long-term performance is so important to our shareowners.

As of November 30, 2014, Amana Income Investor Shares and Amana Growth Investor Shares maintained top quintile rankings in their respective mutual fund categories. Amana Income Investor Shares ranked #5 (out of 161 similar funds) in Lipper's Equity Income category for 10-year performance. Amana Growth Investor Shares ranked #31 (out of 268 similar funds) in the Multi-Cap Growth category for 10-year performance.

Also as of November 30, 2014, Amana Growth continued to earn a "Four Star" Morningstar Overall rating. Morningstar's analysts rank both Amana Income and Amana Growth with "Silver Shield" Analyst Ratings. The Analyst Ratings evaluate mutual funds based on five key pillars that Morningstar believes indicate funds that are more likely to outperform over the long term on a risk-adjusted basis. Please refer to the preceding page and following page for Amana's December 31 and November 30 longer-term performance data, respectively.

Institutional Shares

Amana's shareowners approved its reorganization into a Delaware trust, allowing the introduction of Institutional Shares for all three Funds on September 25, 2013. Without 12b-1 distribution expenses and related services, lower-cost Institutional Shares are proving popular. By November 30, 2014, Amana's Institutional share assets totaled more than $219 million.

Going Forward

The US economy is leading the world: unemployment has declined, incomes are rising, tax receipts are strong, and consumer spending is up. The strong US currency is attracting money from around the world. Consumer confidence has recovered, and low interest rates are boosting auto sales and housing. Republican control of Congress should moderate the growth in federal spending. Corporate earnings for 2015 may not improve over a healthy 2014, but the outlook for every industry varies.

The future is always different from the past, and we vigilantly watch for significant changes in major trends. Inflation, for example, looks to be dead for years to come. After a fifty-year expansion built on ever-increasing credit, we welcome deleveraging by governments and consumers. Commodity prices are at the lowest level in more than a dozen years, and recently oil has fallen by more than half. More efficient, web-based organizations are deflationary, meaning the internet's main effect on business is broadly lower prices and less need for employment. Yet, regardless of the trend, Amana will consistently invest in companies with histories of solid revenues, earnings, dividends, and balance sheets. Our focus on low-debt investing means rising interest rates, which many forecast for 2015, will have less impact on our portfolios.

We watch expenses carefully and are pleased to report declines in the annualized expense ratios of all three Funds. For the six months, Amana Income Investor Shares report an expense ratio of 1.12%, Amana Growth Investor Shares 1.08%, and Amana Developing World Investor Shares 1.48%. Institutional shares save the 12b-1 fee which results in significantly lower expense ratios. For the six months, Amana Income Institutional Shares report an expense ratio of 0.87%, Amana Growth Institutional Shares 0.83%, and Amana Developing World Institutional Shares 1.18%.

Amana Mutual Funds embody basic principles of sound finance: good governance, transparency, fairness, and risk sharing. The Trustees are active, taking seriously their responsibilities to shareowners. For more information, please visit www.amanafunds.com or call 1-888-732-6262.

Respectfully,

(photo omitted)

Nicholas Kaiser,
President & Portfolio Manager

(photo omitted)

M. Yaqub Mirza,
Independent Board Chairman

Semi-Annual Report November 30, 2014	3

Performance Summary (as of November 30, 2014)

Morningstar™ Ratings¹	Overall	3 Year	5 Year	10 Year
Amana Income Fund — "Large Blend" Category
Investor Shares (AMANX)	★ ★ ★	★ ★	★ ★	★ ★ ★ ★ ★
Institutional Shares (AMINX)	☆ ☆ ☆	☆ ☆	☆ ☆	☆ ☆ ☆ ☆ ☆
Number of Funds in Category	1,327	1,327	1,187	800
Amana Growth Fund — "Large Growth" Category
Investor Shares (AMAGX)	★ ★ ★ ★	★ ★	★ ★	★ ★ ★ ★ ★
Institutional Shares (AMIGX)	☆ ☆ ☆ ☆	☆ ☆	☆ ☆	☆ ☆ ☆ ☆ ☆
Number of Funds in Category	1,496	1,496	1,324	905
Amana Developing World Fund — "Diversified Emerging Markets" Category
Investor Shares (AMDWX)	★ ★ ★	★ ★ ★	★ ★ ★	n/a
Institutional Shares (AMIDX)	☆ ☆ ☆	☆ ☆ ☆	☆ ☆ ☆	n/a
Number of Funds in Category	515	515	334	n/a

Lipper Quintile Rankings²	1 Year	3 Year	5 Year	10 Year
Amana Income Fund — "Equity Income" Category
Investor Shares (AMANX)	4th	4th	4th	1st
Institutional Shares (AMINX)	3rd	n/a	n/a	n/a
Number of Funds in Category	476	335	271	161
Amana Growth Fund — "Multi-Cap Growth" Category
Investor Shares (AMAGX)	1st	5th	5th	1st
Institutional Shares (AMIGX)	1st	n/a	n/a	n/a
Number of Funds in Category	551	468	416	268
Amana Developing World Fund — "Emerging Markets" Category
Investor Shares (AMDWX)	2nd	4th	4th	n/a
Institutional Shares (AMIDX)	2nd	n/a	n/a	n/a
Number of Funds in Category	695	510	324	148

Performance data quoted above represents past performance and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 1-888-732-6262 or visiting www.amanafunds.com.

¹ Source: Morningstar November 30, 2014. Morningstar, Inc. is an independent fund performance monitor. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return™ measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating™ for a fund is derived from a weighted average of performance figures associated with its 3, 5, and 10 year (if applicable) Morningstar Rating™ metrics. Morningstar ratings represented as unshaded stars are based on extended performance. These extended performance ratings are based on the historical adjusted returns prior to the inception date of the institutional shares and reflect the historical performance of the investor shares, adjusted to reflect the fees and expenses of the institutional shares.

² Source: Lipper Inc., A Thomson Reuters Company, November 30, 2014. Lipper Inc. is a nationally recognized organization that ranks performance of mutual funds within a universe of funds that have similar investment objectives. Quintile Rankings are based on past performance with capital gains and dividends reinvested.

The Morningstar Analyst Rating is not a credit or risk rating. It is a subjective evaluation performed by the mutual fund analysts of Morningstar, Inc. Morningstar evaluates funds based on five key pillars, which are process, performance, people, parent, and price. Morningstar's analysts use this five-pillar evaluation to identify funds they believe are more likely to outperform over the long term on a risk-adjusted basis. Analysts consider quantitative and qualitative factors in their research, but the assessment of each pillar and how they are combined is driven by the analyst's overall assessment and overseen by Morningstar's Analyst Rating Committee. The approach serves not as a formula but as a framework to ensure consistency across Morningstar's global coverage universe.

The Analyst Rating scale ranges from Gold to Negative, with Gold being the highest rating and Negative being the lowest rating. A fund with a "Gold" rating distinguishes itself across the five pillars and has garnered the analysts' highest level of conviction. A fund with a "Silver" rating has notable advantages across several, but perhaps not all, of the five pillars — strengths that give the analysts a high level of conviction. A "Bronze"-rated fund has advantages that outweigh the disadvantages across the five pillars, with sufficient level of analyst conviction to warrant a positive rating. A fund with a "Neutral" rating isn't seriously flawed across the five pillars, nor does it distinguish itself very positively. A "Negative"-rated fund is flawed in at least one pillar, if not more, and is considered an inferior offering to its peers. Analyst Ratings are re-evaluated every 14 months. For more detailed information about Morningstar's Analyst Rating, including its methodology, please go to www.morningstar.com.

The Morningstar Analyst Rating should not be used as the sole basis in evaluating a mutual fund. Morningstar Analyst Ratings are based on Morningstar's current expectations about future events; therefore, in no way does Morningstar or Amana Mutual Funds represent ratings as a guarantee, nor should they be viewed by an investor as such. Morningstar Analyst Ratings involve unknown risks and uncertainties, which may cause Morningstar's expectations not to occur or to differ significantly from what was expected.

4	Semi-Annual Report November 30, 2014

Amana Income Fund: Performance Summary

Average Annual Returns (as of November 30, 2014)

	1 Year	5 Year	10 Year	Expense Ratio¹
Investor Shares (AMANX)	12.06%	12.86%	10.35%	1.15%
Institutional Shares (AMINX)²	12.33%	n/a	n/a	0.90%
S&P 500 Index	16.86%	15.96%	8.06%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in Investor Shares of the Fund on November 30, 2004, to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in Investor Shares of the Fund would have risen to $26,763 versus $21,714 in the Index. Please note that investors cannot invest directly in the index.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus, which is dated August 15, 2014, and incorporates results for the fiscal year ended May 31, 2014. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

² Institutional shares of the Amana Income Fund began operations September 25, 2013.

Fund Objective

The objectives of the Income Fund are current income and preservation of capital, consistent with Islamic principles; current income is its primary objective.

Top Ten Holdings		Portfolio Diversification
% of Total Net Assets		% of Total Net Assets
Nike	3.3%	Large Pharmaceuticals	17.5%	█
Microsoft	2.9%	Household Products Manufacturing	7.8%	█
Illinois Tool Works	2.9%	Basic & Diversified Chemicals	7.6%	█
Bristol-Myers Squibb	2.9%	Containers & Packaging Manufacturing	5.5%	█
Canadian National Railway	2.9%	Integrated Oils	5.1%	█
PPG Industries	2.7%	Food Manufacturing	5.1%	█
Novartis ADS	2.7%	Industrial Automation Controls	4.2%	█
Eli Lilly	2.6%	Semiconductor Devices	4.0%	█
Colgate-Palmolive	2.6%	Specialty Chemicals	3.5%	█
3M	2.6%	Apparel, Footwear, Accessory Design	3.3%	█
		Infrastructure Software	2.9%	█
		Rail Freight Transportation	2.9%	█
		Roofing Materials Manufacturing	2.5%	█
		Automotive Wholesale	2.5%	█
		Measurement Instruments	2.3%	█
		Industrial Supply Distribution	2.3%	█
		Flow Control Equipment	2.2%	█
		Semiconductor Manufacturing Services	2.2%	█
		Beverages	2.1%	█
		Post & Courier Services	2.0%	█
		Other industries < 2.0%	10.2%	█
		Cash and equivalents	2.3%	█

Semi-Annual Report November 30, 2014	5

Amana Income Fund: Schedule of Investments

Common Stocks — 97.7%	Number of Shares	Cost	Market Value	Percentage of Assets

Communications

Local Media
Pearson ADS	300,000	$4,106,896	$5,793,000	0.4%

Telecom Carriers
Chunghwa Telecom ADS	217,475	4,630,330	6,543,823	0.4%
Telus	168,000	3,783,808	6,384,000	0.4%
Verizon	65,750	3,091,565	3,326,293	0.2%
		11,505,703	16,254,116	1.0%

		15,612,599	22,047,116	1.4%

Consumer Discretionary

Apparel, Footwear, Accessory Design
Nike	540,000	16,647,545	53,616,600	3.3%

Auto Parts
Johnson Controls	600,000	17,273,567	30,000,000	1.9%

Automotive Wholesale
Genuine Parts	400,000	15,835,680	41,112,000	2.5%

Home Improvement
Stanley Black & Decker	100,000	6,793,209	9,444,000	0.6%

		56,550,001	134,172,600	8.3%

Consumer Staples

Beverages
PepsiCo	340,000	21,040,203	34,034,000	2.1%

Food Manufacturing
General Mills	600,000	19,156,589	31,650,000	1.9%
JM Smucker	250,000	13,340,013	25,642,500	1.6%
Kellogg	47,600	2,009,010	3,153,500	0.2%
McCormick & Co	300,000	14,110,805	22,299,000	1.4%
		48,616,417	82,745,000	5.1%

Household Products Manufacturing
Colgate-Palmolive	600,000	21,167,901	41,754,000	2.6%
Kimberly-Clark	300,000	18,575,746	34,977,000	2.2%
Procter & Gamble	400,000	23,489,880	36,172,000	2.2%
Unilever ADS	325,000	8,850,327	13,695,500	0.8%
		72,083,854	126,598,500	7.8%

		141,740,474	243,377,500	15.0%

Energy

Exploration & Production
EnCana	100,000	2,242,238	1,578,000	0.1%

Continued on next page.

6	Semi-Annual Report November 30, 2014	The accompanying notes are an integral part of these financial statements.

Amana Income Fund: Schedule of Investments

Common Stocks — 97.7%	Number of Shares	Cost	Market Value	Percentage of Assets

Energy (continued)

Integrated Oils
Cenovus	400,000	$10,078,223	$8,840,000	0.5%
ConocoPhillips	330,000	13,482,952	21,803,100	1.3%
Exxon Mobil	350,000	23,656,109	31,689,000	2.0%
Total ADS	375,000	20,975,783	20,861,250	1.3%
		68,193,067	83,193,350	5.1%

Refining & Marketing
Phillips 66	210,000	6,845,517	15,334,200	0.9%

		77,280,822	100,105,550	6.1%

Health Care

Health Care Supplies
Becton, Dickinson & Co.	150,000	10,590,690	21,049,500	1.3%

Large Pharmaceuticals
Abbott Laboratories	350,000	8,392,885	15,578,500	1.0%
AbbVie	350,000	9,148,094	24,220,000	1.5%
AstraZeneca ADS	134,229	6,065,511	9,955,765	0.6%
Bristol-Myers Squibb	800,000	19,124,096	47,240,000	2.9%
Eli Lilly	620,000	22,314,728	42,234,400	2.6%
GlaxoSmithKline ADS	600,000	23,543,156	27,870,000	1.7%
Johnson & Johnson	331,500	22,804,119	35,884,875	2.2%
Novartis ADS	450,000	22,518,080	43,492,500	2.7%
Pfizer	1,200,000	22,076,629	37,380,000	2.3%
		155,987,298	283,856,040	17.5%

Medical Equipment
Halyard Health¹	37,500	805,646	1,470,375	0.1%

		167,383,634	306,375,915	18.9%

Industrials

Aerospace & Defense Parts
United Technologies	250,000	14,326,612	27,520,000	1.7%

Flow Control Equipment
Parker Hannifin	275,000	12,527,667	35,483,250	2.2%

Industrial Automation Controls
Emerson Electric	450,000	20,934,219	28,687,500	1.8%
Honeywell International	400,000	17,421,205	39,628,000	2.4%
		38,355,424	68,315,500	4.2%

Industrial Machinery Manufacturing
Regal-Beloit	65,000	2,484,858	4,700,800	0.3%

Industrial Supply Distribution
W.W. Grainger	150,000	14,706,937	36,852,000	2.3%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2014	7

Amana Income Fund: Schedule of Investments

Common Stocks — 97.7%	Number of Shares	Cost	Market Value	Percentage of Assets

Industrials (continued)

Measurement Instruments
Rockwell Automation	325,000	$15,208,967	$37,508,250	2.3%

Post & Courier Services
United Parcel Service	300,000	19,152,084	32,976,000	2.0%

Rail Freight Transportation
Canadian National Railway	664,000	15,888,044	47,177,200	2.9%

		132,650,593	290,533,000	17.9%

Materials

Agricultural Chemicals
PotashCorp	250,000	8,113,615	8,690,000	0.5%

Base Metals
Freeport-McMoRan Copper & Gold	90,000	1,767,834	2,416,500	0.2%

Basic & Diversified Chemicals
Air Products & Chemicals	250,000	16,422,819	35,957,500	2.2%
Methanex	300,000	5,849,587	15,498,000	1.0%
PPG Industries	200,000	13,211,578	43,764,000	2.7%
Praxair	220,000	16,103,769	28,243,600	1.7%
		51,587,753	123,463,100	7.6%

Containers & Packaging Manufacturing
3M	260,000	19,087,244	41,623,400	2.6%
Illinois Tool Works	500,000	23,226,178	47,465,000	2.9%
		42,313,422	89,088,400	5.5%

Roofing Materials Manufacturing
Carlisle	460,000	14,269,102	41,124,000	2.5%

Specialty Chemicals
BASF ADR	140,000	5,118,606	12,674,900	0.8%
E.I. du Pont de Nemours	500,000	23,186,120	35,700,000	2.2%
RPM International	180,000	3,642,493	8,586,000	0.5%
		31,947,219	56,960,900	3.5%

Steel Producers
Tenaris ADS	110,000	3,439,736	3,622,300	0.2%

		153,438,681	325,365,200	20.0%

Technology

Information Services
Dun & Bradstreet	39,773	3,054,344	5,049,182	0.3%

Infrastructure Software
Microsoft	1,000,000	24,161,315	47,810,000	2.9%

Continued on next page.

8	Semi-Annual Report November 30, 2014	The accompanying notes are an integral part of these financial statements.

Amana Income Fund: Schedule of Investments

Common Stocks — 97.7%	Number of Shares	Cost	Market Value	Percentage of Assets

Technology (continued)

Semiconductor Devices
Intel	1,000,000	$18,997,605	$37,250,000	2.3%
Microchip Technology	600,000	17,526,721	27,090,000	1.7%
		36,524,326	64,340,000	4.0%

Semiconductor Manufacturing Services
Taiwan Semiconductor ADS	1,500,000	16,043,323	35,205,000	2.2%

		79,783,308	152,404,182	9.4%

Utilities

Utility Networks
National Fuel Gas	170,000	7,593,521	11,775,900	0.7%

		7,593,521	11,775,900	0.7%

Total investments		$832,033,633	1,586,156,963	97.7%
Other assets (net of liabilities)			37,418,952	2.3%
Total net assets			$1,623,575,915	100.0%
¹ Non-income producing ADS: American Depositary Share ADR: American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2014	9

Amana Income Fund

Statement of Assets and Liabilities
As of November 30, 2014

Assets
Investments in securities, at value (Cost $832,033,633)	$1,586,156,963
Cash	33,530,425
Dividends and income	5,395,124
Receivable for Fund shares sold	659,767
Insurance reserve premium	2,528
Total assets	1,625,744,807
Liabilities
Payable to affiliates	1,155,076
Payable for Fund shares redeemed	696,797
Accrued expenses	243,922
Accrued distribution fee	73,097
Total liabilities	2,168,892
Net Assets	$1,623,575,915

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$845,746,748
Undistributed net investment income	9,522,504
Accumulated net realized gain	14,183,333
Unrealized net appreciation on investments	754,123,330
Net assets applicable to Fund shares outstanding	$1,623,575,915

Net asset value per Investor Share	AMANX
Net assets, at value	$1,521,516,342
Shares outstanding	31,892,614
Net asset value, offering and redemption price per share	$47.71

Net asset value per Institutional Share	AMINX
Net assets, at value	$102,059,573
Shares outstanding	2,138,245
Net asset value, offering and redemption price per share	$47.73

Statement of Operations
Period ended November 30, 2014

Investment income
Dividends (net of foreign taxes of $396,805)	$18,362,950
Miscellaneous income	562
Gross investment income	18,363,512
Expenses
Investment adviser fees	6,693,201
Distribution fees — Investor Shares	1,880,526
Printing and postage	120,522
Custodian fees	37,535
Professional fees	27,149
Chief Compliance Officer expenses	22,437
Retirement plan custodial fees
Investor Shares	20,839
Institutional Shares	496
Filing and registration fees	20,495
Shareowner servicing fees
Investor Shares	19,424
Institutional Shares	185
Trustee fees	18,570
Other expenses	16,876
Total gross expenses	8,878,255
Less custodian fee credits	(37,535)
Net expenses	8,840,720
Net investment income	$9,522,792

Net realized gain from investments and foreign currency	$10,839,173
Net increase in unrealized appreciation on investments	60,580,402
Net gain on investments	$71,419,575

Net increase in net assets resulting from operations	$80,942,367

10	Semi-Annual Report November 30, 2014	The accompanying notes are an integral part of these financial statements.

Amana Income Fund

Statements of Changes in Net Assets	Period ended November 30, 2014	Year ended May 31, 2014
Increase (decrease) in net assets from operations
From operations
Net investment income	$9,522,792	$26,529,675
Net realized gain on investments	10,839,173	8,304,179
Net increase in unrealized appreciation	60,580,402	229,384,503
Net increase in net assets	80,942,367	264,218,357
Distributions to shareowners from
Net investment income
Investor Shares	-	(25,226,313)
Institutional Shares	-	(1,397,744)
Capital gains distribution
Investor Shares	-	-
Institutional Shares	-	-
Total distributions	-	(26,624,057)
Capital share transactions
Proceeds from the sale of shares
Investor Shares	92,912,990	268,543,466
Institutional Shares	20,780,592	92,811,636
Value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	24,345,812
Institutional Shares	-	1,384,890
Cost of shares redeemed
Investor Shares	(171,758,397)	(434,249,928)
Institutional Shares	(7,576,915)	(15,615,718)
Net decrease in net assets	(65,641,730)	(62,779,842)
Total increase in net assets	15,300,637	174,814,458

Net assets
Beginning of period	1,608,275,278	1,433,460,820
End of period	1,623,575,915	1,608,275,278

Undistributed net investment income (loss)	$9,522,504	$(288)

Shares of the Fund sold and redeemed
Investor Shares (AMANX)
Number of shares sold	2,039,273	6,435,553
Number of shares issued in reinvestment of dividends and distributions	-	545,910
Number of shares redeemed	(3,770,517)	(10,310,128)
Net decrease in number of shares outstanding	(1,731,244)	(3,328,665)

Institutional Shares (AMINX)
Number of shares sold	454,123	2,178,895
Number of shares issued in reinvestment of dividends and distributions	-	31,025
Number of shares redeemed	(165,744)	(360,054)
Net increase in number of shares outstanding	288,379	1,849,866

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2014	11

Amana Income Fund: Financial Highlights

Investor Shares (AMANX)	Period ended	Year ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2014	2014	2013	2012	2011	2010
Net asset value at beginning of period	$45.34	$38.79	$31.77	$33.91	$27.28	$24.27
Income from investment operations
Net investment income	0.27¹	0.72¹	0.58	0.49	0.44	0.35
Net gains (losses) on securities (both realized and unrealized)	2.10	6.56	7.03	(1.98)	6.63	3.01
Total from investment operations	2.37	7.28	7.61	(1.49)	7.07	3.36
Less distributions
Dividends (from net investment income)	-	(0.73)	(0.58)	(0.49)	(0.44)	(0.35)
Distributions (from capital gains)	-	-	(0.01)	(0.17)	-	-
Total distributions	-	(0.73)	(0.59)	(0.66)	(0.44)	(0.35)
Paid-in capital from early redemption fees	n/a	n/a	0.00²	0.01	0.00²	0.00²

Net asset value at end of period	$47.71	$45.34	$38.79	$31.77	$33.91	$27.28

Total Return	5.23%	18.82%	24.08%	(4.36)%	25.97%	13.80%

Ratios / supplemental data
Net assets ($000), end of period	$1,521,516	$1,524,471	$1,433,461	$1,296,998	$1,399,997	$1,067,854
Ratio of expenses to average net assets
Before custodian fee credits	1.13%³	1.15%	1.19%	1.20%	1.21%	1.26%
After custodian fee credits	1.12%³	1.14%	1.18%	1.20%	1.20%	1.25%
Ratio of net investment income after custodian fee credits to average net assets	1.18%³	1.71%	1.58%	1.52%	1.47%	1.33%
Portfolio turnover rate	0%	1%	1%	3%	3%	5%

Institutional Shares (AMINX)	Period ended	Period ended[4]
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2014	May 31, 2014
Net asset value at beginning of period	$45.30	$40.66
Income from investment operations
Net investment income	0.33¹	0.69¹
Net gains on securities (both realized and unrealized)	2.10	4.79
Total from investment operations	2.43	5.48
Less distributions
Dividends (from net investment income)	-	(0.84)
Distributions (from capital gains)	-	-
Total distributions	-	(0.84)

Net asset value at end of period	$47.73	$45.30

Total Return	5.36%	13.53%[5]

Ratios / supplemental data
Net assets ($000), end of period	$102,060	$83,805
Ratio of expenses to average net assets
Before custodian fee credits	0.87%³	0.90%³
After custodian fee credits	0.87%³	0.90%³
Ratio of net investment income after custodian fee credits to average net assets	1.44%³	2.32%³
Portfolio turnover rate	0%	1%

¹ Calculated using average shares outstanding
² Amount is less than $0.01
³ Annualized
4 Operations commenced on 09/25/2013
5 Not annualized

12	Semi-Annual Report November 30, 2014	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund: Performance Summary

Average Annual Returns (as of November 30, 2014)

	1 Year	5 Year	10 Year	Expense Ratio¹
Investor Shares (AMAGX)	18.51%	13.03%	10.44%	1.10%
Institutional Shares (AMIGX)²	18.82%	n/a	n/a	0.87%
S&P 500 Index	16.86%	15.96%	8.06%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in Investor Shares of the Fund on November 30, 2004, to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in Investor Shares of the Fund would have risen to $26,997 versus $21,714 in the Index. Please note that investors cannot invest directly in the index.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus, which is dated August 15, 2014, and incorporates results for the fiscal year ended May 31, 2014. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

² Institutional shares of the Amana Growth Fund began operations September 25, 2013.

Fund Objective

The primary objective of the Growth Fund is long-term capital growth, consistent with Islamic principles.

Top Ten Holdings		Portfolio Diversification
% of Total Net Assets		% of Total Net Assets
Amgen	4.2%	Large Pharmaceuticals	10.0%	█
Adobe Systems	4.2%	Application Software	8.9%	█
Apple	4.0%	Communications Equipment	7.9%	█
Intuit	3.4%	Household Products Manufacturing	6.8%	█
Union Pacific	3.1%	Semiconductor Devices	5.9%	█
Akamai Technologies	3.1%	Rail Freight Transportation	5.8%	█
Church & Dwight	2.9%	Biotech	5.3%	█
Johnson & Johnson	2.8%	Measurement Instruments	4.1%	█
PepsiCo	2.8%	Telecom Carriers	3.1%	█
Qualcomm	2.8%	Beverages	2.8%	█
		Specialty Apparel Stores	2.8%	█
		Post & Courier Services	2.6%	█
		Health Care Supply Chain	2.6%	█
		Home Product Stores	2.4%	█
		Other Specialty Retail — Discretionary	2.3%	█
		Internet Media	2.2%	█
		Semiconductor Capital Equipment	2.0%	█
		Other industries < 2.0%	19.5%	█
		Cash and equivalents	3.0%	█

Semi-Annual Report November 30, 2014	13

Amana Growth Fund: Schedule of Investments

Common Stocks — 97.0%	Number of Shares	Cost	Market Value	Percentage of Assets

Communications

Internet Media
Google A¹	85,000	$19,379,618	$46,671,800	2.2%

Telecom Carriers
Akamai Technologies¹	1,000,000	21,444,890	64,610,000	3.1%

		40,824,508	111,281,800	5.3%

Consumer Discretionary

Auto Parts
Gentex	700,000	14,110,974	24,892,000	1.2%

Automotive Wholesale
Genuine Parts	100,000	4,521,739	10,278,000	0.5%

General Merchant Wholesalers
Fastenal	800,000	20,471,439	36,160,000	1.7%

Home Product Stores
Lowe's	790,000	18,730,150	50,425,700	2.4%

Other Specialty Retail —Discretionary
PetSmart	605,000	17,006,324	47,649,800	2.3%

Specialty Apparel Stores
TJX Companies	900,000	18,957,770	59,544,000	2.8%

		93,798,396	228,949,500	10.9%

Consumer Staples

Beverages
PepsiCo	600,000	36,524,584	60,060,000	2.8%

Household Products Manufacturing
Church & Dwight	800,000	31,059,800	61,368,000	2.9%
Clorox	333,000	19,170,128	33,839,460	1.6%
Estee Lauder	640,000	26,422,283	47,449,600	2.3%
		76,652,211	142,657,060	6.8%

		113,176,795	202,717,060	9.6%

Health Care

Biotech
Amgen	532,440	29,303,222	88,017,656	4.2%
Celgene¹	200,000	7,547,036	22,738,000	1.1%
		36,850,258	110,755,656	5.3%

Health Care Facilities
VCA Antech¹	620,000	17,290,742	29,344,600	1.4%

Health Care Supply Chain
Express Scripts Holding¹	650,000	22,597,762	54,047,500	2.6%

Continued on next page.

14	Semi-Annual Report November 30, 2014	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund: Schedule of Investments

Common Stocks — 97.0%	Number of Shares	Cost	Market Value	Percentage of Assets

Large Pharmaceuticals
Eli Lilly	650,000	$23,224,550	$44,278,000	2.1%
Johnson & Johnson	546,000	33,179,299	59,104,500	2.8%
Novartis ADS	585,000	26,562,752	56,540,250	2.7%
Novo Nordisk ADS	1,100,000	10,428,308	50,006,000	2.4%
		93,394,909	209,928,750	10.0%

Life Science Equipment
Keysight Technologies¹	450,000	6,495,281	15,840,000	0.7%

Medical Equipment
Dentsply International	375,000	11,987,990	20,617,500	1.0%

Orthopedic Devices
Stryker	300,000	15,657,168	27,873,000	1.3%

		204,274,110	468,407,006	22.3%

Industrials

Building Sub-Contractors
EMCOR Group	700,000	14,885,660	30,345,000	1.5%

Flow Control Equipment
Crane	258,000	8,511,899	15,229,740	0.7%

Industrial Machinery Manufacturing
Regal-Beloit	245,000	13,378,809	17,718,400	0.8%

Measurement Instruments
Agilent Technologies	900,000	16,302,137	38,466,000	1.8%
Trimble Navigation¹	1,700,000	20,463,059	47,812,500	2.3%
		36,765,196	86,278,500	4.1%

Metalworking Machinery Manufacturing
Lincoln Electric	500,000	13,126,984	36,020,000	1.7%

Post & Courier Services
United Parcel Service	500,000	33,511,923	54,960,000	2.6%

Rail Freight Transportation
Norfolk Southern	500,000	26,797,903	55,820,000	2.7%
Union Pacific	552,654	30,102,567	64,533,408	3.1%
		56,900,470	120,353,408	5.8%

		177,080,941	360,905,048	17.2%

Materials

Agricultural Chemicals
PotashCorp	900,000	20,854,762	31,284,000	1.5%

		20,854,762	31,284,000	1.5%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2014	15

Amana Growth Fund: Schedule of Investments

Common Stocks — 97.0%	Number of Shares	Cost	Market Value	Percentage of Assets

Technology

Application Software
Adobe Systems¹	1,181,740	$36,045,155	$87,070,603	4.2%
Intuit	764,000	24,486,129	71,716,680	3.4%
SAP ADS	386,379	24,431,701	27,170,171	1.3%
		84,962,985	185,957,454	8.9%

Communications Equipment
Apple	700,000	2,876,770	83,251,000	4.0%
Cisco Systems	2,000,000	39,273,610	55,280,000	2.6%
Harris	390,000	11,806,300	27,951,300	1.3%
		53,956,680	166,482,300	7.9%

Information Services
Gartner¹	250,000	6,468,834	21,370,000	1.0%

Infrastructure Software
Oracle	650,000	12,885,855	27,566,500	1.3%

IT Services
Convergys	511,033	5,901,758	10,655,038	0.5%
Infosys ADS	400,000	15,451,755	27,936,000	1.3%
		21,353,513	38,591,038	1.8%

Semiconductor Capital Equipment
ASML	385,000	14,279,290	40,686,800	2.0%

Semiconductor Devices
Qualcomm	800,000	30,482,851	58,320,000	2.8%
SanDisk	370,000	15,992,445	38,280,200	1.8%
Xilinx	600,000	14,947,540	27,264,000	1.3%
		61,422,836	123,864,200	5.9%

Semiconductor Manufacturing Services
Taiwan Semiconductor ADS	1,243,297	12,977,323	29,180,181	1.4%

		268,307,316	633,698,473	30.2%

Total investments		$918,316,828	2,037,242,887	97.0%
Other assets (net of liabilities)			63,730,456	3.0%
Total net assets			$2,100,973,343	100.0%
¹ Non-income producing security ADS: American Depositary Share ADR: American Depositary Receipt

16	Semi-Annual Report November 30, 2014	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund

Statement of Assets and Liabilities
As of November 30, 2014

Assets
Investments in securities, at value (Cost $918,316,828)	$2,037,242,887
Cash	41,555,223
Receivable for security sales	20,689,838
Dividends and income	3,429,041
Receivable for Fund shares sold	305,483
Total assets	2,103,222,472
Liabilities
Payable to affiliates	1,405,845
Accrued expenses	486,568
Payable for Fund shares redeemed	261,552
Accrued distribution fee	95,164
Total liabilities	2,249,129
Net Assets	$2,100,973,343

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$830,112,048
Undistributed net investment income	8,475,232
Accumulated net realized gain	143,460,004
Unrealized net appreciation on investments	1,118,926,059
Net assets applicable to Fund shares outstanding	$2,100,973,343

Net asset value per Investor Share	AMAGX
Net assets, at value	$1,991,386,552
Shares outstanding	54,092,452
Net asset value, offering and redemption price per share	$36.81

Net asset value per Institutional Share	AMIGX
Net assets, at value	$109,586,791
Shares outstanding	2,971,949
Net asset value, offering and redemption price per share	$36.87

Statement of Operations
Period ended November 30, 2014

Investment income
Dividends (Net of foreign taxes of $115,260)	$14,791,118
Miscellaneous income	1,072
Gross investment income	14,792,190
Expenses
Investment adviser fees	8,006,492
Distribution fees — Investor Shares	2,376,729
Printing and postage	125,057
Custodian fees	50,929
Professional fees	32,493
Chief Compliance Officer expenses	29,549
Shareowner servicing fees
Investor Shares	29,357
Institutional Shares	185
Retirement plan custodial fees
Investor Shares	26,337
Institutional Shares	375
Trustee fees	20,764
Filing and registration fees	20,486
Other expenses	19,515
Total gross expenses	10,738,268
Less custodian fee credits	(50,929)
Net expenses	10,687,339
Net investment income	$4,104,851

Net realized gain from investments and foreign currency	$62,510,124
Net increase in unrealized appreciation on investments	140,903,690
Net gain on investments	$203,413,814

Net increase in net assets resulting from operations	$207,518,665

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2014	17

Amana Growth Fund

Statements of Changes in Net Assets	Period ended November 30, 2014	Year ended May 31, 2014
Increase (decrease) in net assets from operations
From operations
Net investment income	$4,104,851	$8,291,052
Net realized gain on investments	62,510,124	137,821,923
Net increase in unrealized appreciation	140,903,690	196,858,647
Net increase in net assets	207,518,665	342,971,622
Distributions to shareowners from
Net investment income
Investor Shares	-	(11,635,832)
Institutional Shares	-	(609,800)
Capital gains distribution
Investor Shares	-	(51,193,840)
Institutional Shares	-	(2,115,063)
Total distributions	-	(65,554,535)
Capital share transactions
Proceeds from the sale of shares
Investor Shares	78,634,195	190,970,742
Institutional Shares	16,559,321	104,194,038
Value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	61,346,142
Institutional Shares	-	2,724,863
Cost of shares redeemed
Investor Shares	(174,343,973)	(819,692,814)
Institutional Shares	(11,930,198)	(17,646,209)
Net decrease in net assets	(91,080,655)	(478,103,238)
Total increase (decrease) in net assets	116,438,010	(200,686,151)

Net assets
Beginning of period	1,984,535,333	2,185,221,484
End of period	2,100,973,343	1,984,535,333

Undistributed net investment income	$8,475,232	$4,370,381

Shares of the Fund sold and redeemed
Investor Shares (AMAGX)
Number of shares sold	2,297,889	6,162,094
Number of shares issued in reinvestment of dividends and distributions	-	1,917,069
Number of shares redeemed	(5,108,435)	(26,443,072)
Net decrease in number of shares outstanding	(2,810,546)	(18,363,909)

Institutional Shares (AMIGX)
Number of shares sold	481,489	3,301,054
Number of shares issued in reinvestment of dividends and distributions	-	85,205
Number of shares redeemed	(348,907)	(546,892)
Net increase in number of shares outstanding	132,582	2,839,367

18	Semi-Annual Report November 30, 2014	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund: Financial Highlights

Investor Shares (AMAGX)	Period ended	Year ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2014	2014	2013	2012	2011	2010
Net asset value at beginning of period	$33.22	$29.03	$25.32	$26.07	$21.19	$17.69
Income from investment operations
Net investment income (loss)	0.07¹	0.12¹	0.13	0.06	0.02	(0.01)
Net gains (losses) on securities (both realized and unrealized)	3.52	5.10	3.65	(0.80)	4.88	3.51
Total from investment operations	3.59	5.22	3.78	(0.74)	4.90	3.50
Less distributions
Dividends (from net investment income)	-	(0.19)	(0.07)	(0.01)	(0.02)	-
Distributions (from capital gains)	-	(0.84)	-	-	-	-
Total distributions	-	(1.03)	(0.07)	(0.01)	(0.02)	-
Paid-in capital from early redemption fees	n/a	n/a	0.00²	0.00²	0.00²	0.00²

Net asset value at end of period	$36.81	$33.22	$29.03	$25.32	$26.07	$21.19

Total Return	10.81%	18.12%	14.94%	(2.84)%	23.10%	19.79%

Ratios / supplemental data
Net assets ($000), end of period	$1,991,387	$1,890,187	$2,185,221	$2,195,225	$2,210,268	$1,596,487
Ratio of expenses to average net assets
Before custodian fee credits	1.09%³	1.10%	1.11%	1.13%	1.14%	1.21%
After custodian fee credits	1.08%³	1.09%	1.11%	1.13%	1.14%	1.20%
Ratio of net investment income after custodian fee credits to average net assets	0.40%³	0.39%	0.44%	0.23%	0.07%	(0.05)%
Portfolio turnover rate	0%	0%	1%	12%	5%	5%

Institutional Shares (AMIGX)	Period ended	Period ended[4]
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2014	May 31, 2014
Net asset value at beginning of period	$33.23	$30.45
Income from investment operations
Net investment income	0.11¹	0.16¹
Net gains on securities (both realized and unrealized)	3.53	3.70
Total from investment operations	3.64	3.86
Less distributions
Dividends (from net investment income)	-	(0.24)
Distributions (from capital gains)	-	(0.84)
Total distributions	-	(1.08)

Net asset value at end of period	$36.87	$33.23

Total Return	10.95%	12.82%[5]

Ratios / supplemental data
Net assets ($000), end of period	$109,587	$94,349
Ratio of expenses to average net assets
Before custodian fee credits	0.83%³	0.87%³
After custodian fee credits	0.83%³	0.87%³
Ratio of net investment income after custodian fee credits to average net assets	0.65%³	0.70%³
Portfolio turnover rate	0%	0%

¹ Calculated using average shares outstanding
² Amount is less than $0.01
³ Annualized
4 Operations commenced on 09/25/2013
5 Not annualized

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2014	19

Amana Developing World Fund: Performance Summary

Average Annual Returns as of November 30, 2014

	1 Year	5 Year	10 Year	Expense Ratio¹
Investor Shares (AMDWX)	2.52%	1.61%	n/a	1.59%
Institutional Shares (AMIDX)²	2.80%	n/a	n/a	1.40%
MSCI Emerging Markets Index	1.06%	3.55%	9.45%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in Investor Shares of the Fund on September 28, 2009, to an identical amount invested in the MSCI Emerging Markets Index, a broad-based international equity index. The graph shows that an investment in Investor Shares the Fund would have risen to $11,091 versus $12,429 in the Index. Please note that investors cannot invest directly in the index.

The Amana Developing World Fund commenced operations September 28, 2009.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus, which is dated August 15, 2014, and incorporates results for the fiscal year ended May 31, 2014. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

² Institutional shares of the Amana Developing World Fund began operations September 25, 2013.

Fund Objective

The primary objective of the Developing World Fund is long-term capital growth, consistent with Islamic principles.

Top Ten Holdings		Portfolio Diversification
% of Total Net Assets		% of Total Net Assets
Aspen Pharmacare	3.4%	Telecom Carriers	11.8%	█
MercadoLibre	3.2%	Food Manufacturing	7.2%	█
Western Digital	3.1%	Specialty Pharmaceuticals	6.7%	█
VF Corp	2.9%	Health Care Facilities	5.4%	█
Baidu ADS	2.8%	Utility Networks	5.3%	█
Mead Johnson Nutrition	2.7%	Household Products Manufacturing	5.1%	█
Aboitiz Power	2.5%	Generic Pharmaceuticals	4.4%	█
Clicks Group	2.3%	Power Generation	3.7%	█
Bangkok Dusit Medical Services	2.3%	E-Commerce Discretionary	3.2%	█
Telekomunikasi Indonesia ADS	2.3%	Computer Storage	3.1%	█
		Apparel, Footwear, Accessory Design	2.9%	█
		Internet Media	2.8%	█
		Multi Asset Class Real Estate Ownership & Development	2.4%	█
		Educational Services	2.3%	█
		Pharmacies & Drug Stores	2.3%	█
		Infrastructure Construction	2.0%	█
		Other industries < 2.0%	19.0%	█
		Cash and equivalents	10.4%	█

20	Semi-Annual Report November 30, 2014

Amana Developing World Fund: Schedule of Investments

Common Stocks — 89.5%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Communications

Internet Media
Baidu ADS²	3,500	$241,481	$857,885	China³	2.8%

Telecom Carriers
Advanced Info Service	40,000	315,979	289,916	Thailand	1.0%
Axiata Group	295,000	610,256	615,685	Malaysia	2.0%
Millicom International	2,500	220,520	208,197	Luxembourg	0.7%
MTN Group	28,000	531,479	552,739	South Africa	1.8%
Telefonica Brasil ADS	15,000	371,442	308,400	Brazil	1.0%
Telekomunikasi Indonesia ADS	15,000	540,800	691,500	Indonesia	2.3%
Telenor	28,000	583,414	592,101	Malaysia³	2.0%
Turkcell Iletisim Hizmetleri ADS²	20,000	296,254	317,400	Turkey	1.0%
		3,470,144	3,575,938		11.8%

		3,711,625	4,433,823		14.6%

Consumer Discretionary

Apparel, Footwear, Accessory Design
VF	12,000	310,438	902,040	United States	2.9%

Automobile OEM
Ford Otomotiv Sanayi	40,000	378,513	538,776	Turkey	1.8%

Department Stores
Robinson Department Store	175,000	340,943	261,058	Thailand	0.9%

E-Commerce Discretionary
MercadoLibre	7,000	500,586	986,580	Brazil³	3.2%

Educational Services
Kroton Educacional	100,000	651,532	691,196	Brazil	2.3%

		2,182,012	3,379,650		11.1%

Consumer Staples

Food Manufacturing
Danone ADS	37,000	510,811	519,110	France	1.7%
Indofood CBP Sukses Makmur	520,000	493,960	479,362	Indonesia	1.6%
IOI	300,000	329,545	427,451	Malaysia	1.4%
M. Dias Branco	14,400	427,617	550,812	Brazil	1.8%
Tiger Brands	6,000	199,013	209,897	South Africa	0.7%
		1,960,946	2,186,632		7.2%

Household Products Manufacturing
Colgate-Palmolive	8,000	348,011	556,720	United States	1.8%
Kimberly-Clark de Mexico	160,000	488,255	366,148	Mexico	1.2%
Unilever ADS	14,700	592,154	619,458	United Kingdom	2.1%
		1,428,420	1,542,326		5.1%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2014	21

Amana Developing World Fund: Schedule of Investments

Common Stocks — 89.5%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Consumer Staples (continued)

Pharmacies & Drug Stores
Clicks Group	98,000	$596,646	$707,206	South Africa	2.3%

		3,986,012	4,436,164		14.6%

Energy

Exploration & Production
CNOOC ADS	3,300	608,321	474,969	China	1.6%

Integrated Oils
China Petroleum & Chemical ADS	1,040	69,690	84,084	China	0.2%
Sasol ADS	10,000	494,222	420,500	South Africa	1.4%
		563,912	504,584		1.6%

		1,172,233	979,553		3.2%

Financials

Islamic Banking
BIMB Holdings	280,000	365,209	352,860	Malaysia	1.2%

Multi Asset Class Real Estate Ownership & Development
IOI Properties Group²	150,000	205,190	109,082	Malaysia	0.4%
SM Prime Holdings	1,610,000	619,395	613,486	Philippines	2.0%
		824,585	722,568		2.4%

		1,189,794	1,075,428		3.6%

Health Care

Cardiovascular Devices
Mindray Medical International ADS	13,000	440,442	390,910	China³	1.3%

Generic Pharmaceuticals
Aspen Pharmacare	28,000	453,298	1,013,228	South Africa	3.4%
Richter Gedeon	20,000	367,156	311,355	Hungary	1.0%
		820,454	1,324,583		4.4%

Health Care Facilities
Bangkok Dusit Medical Services	1,250,000	368,757	704,005	Thailand	2.3%
IHH Healthcare²	300,000	391,875	436,386	Malaysia	1.4%
KPJ Healthcare	444,666	402,509	499,474	Malaysia	1.7%
		1,163,141	1,639,865		5.4%

Health Care Services
WuXi PharmaTech Cayman ADR²	8,300	302,192	284,773	China	0.9%

Specialty Pharmaceuticals
Genomma Lab Internacional²	273,500	615,641	583,818	Mexico	1.9%
Kalbe Farma	4,500,000	400,361	645,687	Indonesia	2.1%
Mead Johnson Nutrition	7,900	532,326	820,336	United States	2.7%
		1,548,328	2,049,841		6.7%

		4,274,557	5,689,972		18.7%

Continued on next page.

22	Semi-Annual Report November 30, 2014	The accompanying notes are an integral part of these financial statements.

Amana Developing World Fund: Schedule of Investments

Common Stocks — 89.5%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Industrials

Agricultural Machinery
Turk Traktor ve Ziraat Makineleri	9,000	$292,888	$282,589	Turkey	0.9%

Infrastructure Construction
CCR	32,000	192,106	220,064	Brazil	0.7%
Jasa Marga	700,000	432,059	387,976	Indonesia	1.3%
		624,165	608,040		2.0%

		917,053	890,629		2.9%

Materials

Agricultural Chemicals
Quimica y Minera de Chile ADS	17,000	689,167	428,400	Chile	1.4%

Base Metals
Freeport-McMoRan Copper & Gold	15,000	584,100	402,750	Indonesia³	1.3%

Cement & Aggregates
PT Semen	440,000	530,506	577,974	Indonesia	1.9%

Precious Metal Mining
Alamos Gold	32,500	500,025	219,983	Mexico³	0.7%
Impala Platinum ADS	16,000	343,235	114,720	South Africa	0.4%
		843,260	334,703		1.1%

Raw Material Suppliers
Vale ADS	12,500	341,208	112,625	Brazil	0.4%

Steel Producers
Tenaris ADS	7,000	282,964	230,510	Argentina³	0.8%

		3,271,205	2,086,962		6.9%

Technology

Computer Hardware
Lenovo Group	400,000	577,082	560,528	China	1.8%

Computer Storage
Western Digital	9,000	363,962	929,430	Thailand³	3.1%

		941,044	1,489,958		4.9%

Utilities

Power Generation
Aboitiz Power	815,000	711,370	765,209	Philippines	2.5%
PGE	60,000	300,164	345,867	Poland	1.2%
		1,011,534	1,111,076		3.7%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2014	23

Amana Developing World Fund: Schedule of Investments

Common Stocks — 89.5%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Utilities (continued)

Utility Networks
Enersis ADS	10,000	$215,250	$167,800	Chile	0.6%
Hong Kong & China Gas ADS	220,000	495,666	508,200	China	1.7%
Manila Electric	80,000	517,224	465,440	Philippines	1.5%
Petronas Gas	70,000	449,259	469,533	Malaysia	1.5%
		1,677,399	1,610,973		5.3%

		2,688,933	2,722,049		9.0%

Total Common Stocks		24,334,468	27,184,188		89.5%

Derivatives — 0.1%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Financials

Islamic Banking
BIMB Holdings Warrants²	80,000	-	11,826	Malaysia	0.1%

		-	11,826		0.1%

Health Care

Health Care Facilities
KPJ Healthcare Warrants²	29,332	-	4,769	Malaysia	0.0%[4]

		-	4,769		0.0%[4]

Total Derivatives		-	16,595		0.1%

Total investments		$24,334,468	27,200,783		89.6%
Other assets (net of liabilities)			3,165,072		10.4%
Total net assets			$30,365,855		100.0%

¹ Country of domicile unless otherwise indicated
² Non-Income producing security
³ Denotes a country or region of primary exposure
4 Amount is less than 0.05%

ADS: American Depositary Share
ADR: American Depositary Receipt

Countries

24	Semi-Annual Report November 30, 2014	The accompanying notes are an integral part of these financial statements.

Amana Developing World Fund

Statement of Assets and Liabilities
As of November 30, 2014

Assets
Investments in securities, at value (Cost $24,334,468)	$27,200,783
Cash	3,654,295
Dividends and income	22,301
Receivable for Fund shares sold	6,494
Total assets	30,883,873
Liabilities
Payable for security purchases	463,761
Payable to affiliates	31,474
Accrued expenses	18,356
Payable for Fund shares redeemed	3,336
Accrued distribution fee	1,091
Total liabilities	518,018
Net Assets	$30,365,855

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$28,871,253
Undistributed net investment income	37,898
Accumulated net realized loss	(1,411,485)
Unrealized net appreciation on investments	2,868,189
Net assets applicable to Fund shares outstanding	$30,365,855

Net asset value per Investor Share	AMDWX
Net assets, at value	$22,595,290
Shares outstanding	2,047,285
Net asset value, offering and redemption price per share	$11.04

Net asset value per Institutional Share	AMIDX
Net assets, at value	$7,770,565
Shares outstanding	701,303
Net asset value, offering and redemption price per share	$11.08

Statement of Operations
Period ended November 30, 2014

Investment income
Dividends (Net of foreign taxes of $26,034)	$234,022
Miscellaneous income	118
Gross investment income	234,140
Expenses
Investment adviser fees	142,496
Distribution fees — Investor Shares	28,322
Filing and registration fees	19,408
Printing and postage	10,357
Custodian fees	6,511
Retirement plan custodial fees
Investor Shares	4,032
Institutional Shares	18
Professional fees	3,247
Shareowner servicing fees
Investor Shares	2,371
Institutional Shares	25
Chief Compliance Officer expenses	429
Trustee fees	384
Other expenses	303
Total gross expenses	217,903
Less custodian fee credits	(6,511)
Net expenses	211,392
Net investment income	$22,748

Net realized gain from investments and foreign currency	$85,858
Net increase in unrealized appreciation on investments and foreign currency	245,937
Net gain on investments	$331,795

Net increase in net assets resulting from operations	$354,543

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2014	25

Amana Developing World Fund

Statements of Changes in Net Assets	Period ended November 30, 2014	Year ended May 31, 2014
Increase (decrease) in net assets from operations
From operations
Net investment income	$22,748	$37,788
Net realized gain (loss) on investments	85,858	(823,044)
Net increase in unrealized appreciation	245,937	821,549
Net increase in net assets	354,543	36,293
Distributions to shareowners from
Net investment income
Investor Shares	-	(83,707)
Institutional Shares	-	(19,987)
Total distributions	-	(103,694)
Capital share transactions
Proceeds from the sale of shares
Investor Shares	4,121,049	9,662,307
Institutional Shares	1,533,296	7,435,765
Value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	83,422
Institutional Shares	-	19,987
Cost of shares redeemed
Investor Shares	(2,571,229)	(13,758,910)
Institutional Shares	(1,252,523)	(102,587)
Net increase in net assets	1,830,593	3,339,984
Total increase in net assets	2,185,136	3,272,583

Net assets
Beginning of period	28,180,719	24,908,136
End of period	30,365,855	28,180,719

Undistributed net investment income	$37,898	$15,151

Shares of the Fund sold and redeemed
Investor Shares (AMDWX)
Number of shares sold	369,697	909,412
Number of shares issued in reinvestment of dividends and distributions	-	7,915
Number of shares redeemed	(231,917)	(1,284,802)
Net increase (decrease) in number of shares outstanding	137,780	(367,475)

Institutional Shares (AMIDX)
Number of shares sold	136,597	687,152
Number of shares issued in reinvestment of dividends and distributions	-	1,894
Number of shares redeemed	(114,233)	(10,107)
Net increase in number of shares outstanding	22,364	678,939

26	Semi-Annual Report November 30, 2014	The accompanying notes are an integral part of these financial statements.

Amana Developing World Fund: Financial Highlights

Investor Shares (AMDWX)	Period ended	Year ended May 31,				Period ended¹
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2014	2014	2013	2012	2011	May 31, 2010
Net asset value at beginning of period	$10.88	$10.94	$9.90	$10.88	$10.16	$10.00
Income from investment operations
Net investment income (loss)	0.00³	0.01²	0.06	(0.01)	(0.06)	(0.05)
Net gains (losses) on securities (both realized and unrealized)	0.16	(0.03)	0.98	(0.96)	0.78	0.21
Total from investment operations	0.16	(0.02)	1.04	(0.97)	0.72	0.16
Less distributions
Dividends (from net investment income)	-	(0.04)	-	(0.01)	-	-
Total distributions	-	(0.04)	-	(0.01)	-	-
Paid-in capital from early redemption fees	n/a	n/a	0.00³	0.00³	0.00³	0.00³

Net asset value at end of period	$11.04	$10.88	$10.94	$9.90	$10.88	$10.16

Total Return	1.47%	(0.17)%	10.51%	(8.94)%	7.09%	1.60%[4]

Ratios / supplemental data
Net assets ($000), end of period	$22,595	$20,775	$24,908	$18,073	$15,839	$9,096
Ratio of expenses to average net assets
Before custodian fee credits	1.53%[5]	1.59%	1.54%	1.63%	1.61%	1.59%[5]
After custodian fee credits	1.48%[5]	1.54%	1.51%	1.61%	1.60%	1.58%[5]
Ratio of net investment income (loss) after custodian fee credits to average net assets	0.07%[5]	0.06%	0.67%	(0.10)%	(0.63)%	(1.14)%[5]
Portfolio turnover rate	6%	11%	4%	12%	2%	5%[4]

Institutional Shares (AMIDX)	Period ended	Period ended[6]
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2014	May 31, 2014
Net asset value at beginning of period	$10.91	$10.87
Income from investment operations
Net investment income	0.02	0.05²
Net gains on securities (both realized and unrealized)	0.15	0.03
Total from investment operations	0.17	0.08
Less distributions
Dividends (from net investment income)	-	(0.04)
Total distributions	-	(0.04)

Net asset value at end of period	$11.08	$10.91

Total Return	1.56%	0.75%[4]

Ratios / supplemental data
Net assets ($000), end of period	$7,771	$7,406
Ratio of expenses to average net assets
Before custodian fee credits	1.22%[5]	1.40%[5]
After custodian fee credits	1.18%[5]	1.35%[5]
Ratio of net investment income after custodian fee credits to average net assets	0.40%[5]	0.64%[5]
Portfolio turnover rate	6%	11%

¹ Operations commenced on 9/28/2009
² Calculated using average shares outstanding
³ Amount is less than $0.01
4 Not annualized
5 Annualized
6 Operations commenced on 09/25/2013

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2014	27

Notes To Financial Statements

Note 1 — Organization

Amana Mutual Funds Trust (the "Trust") was organized as a Delaware Statutory Trust on March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust ("Prior Trust") organized on July 26, 1984, pursuant to a reorganization on July 19, 2013. Each Fund is a series of the Trust and the successor to the corresponding series of the Prior Trust. The Trust is registered as a no-load, open-end, diversified series management investment company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Three portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The Growth Fund began operations on February 3, 1994. The Developing World Fund began operations on September 28, 2009. Institutional shares of each Fund were first offered September 25, 2013.

Each Fund is an investment company and accordingly follows the investment accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services — Investment Companies."

Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except that each class bears its own class expenses, and each class has exclusive voting rights. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.

Income, realized, and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular class as provided below, shall be allocated to each class on the basis of relative net assets. Expenses allocable to a specific class are expenses specifically incurred by or for such class including the following:

  Rule 12b-1 expenses;
  Retirement plan custodial fees; and
  Any applicable service fees.

Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.

Note 2 — Unaudited Information

The information in this interim report has not been subject to independent audit.

Note 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Funds in preparation of their financial statements.

Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights. As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund's share classes. The Funds' shares are not priced or traded on days the New York Stock Exchange is closed. The NAV is both the offering and redemption price per share.

Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

28	Semi-Annual Report November 30, 2014

Notes To Financial Statements (continued)

Share Valuation Inputs as of November 30, 2014
Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total
Income Fund
Common Stocks	$1,586,156,963¹	$-	$-	$1,586,156,963
Total Assets	$1,586,156,963	$-	$-	$1,586,156,963

Growth Fund
Common Stocks	$2,037,242,887¹	$-	$-	$2,037,242,887
Total Assets	$2,037,242,887	$-	$-	$2,037,242,887

Developing World Fund
Common Stocks
Communications	$2,175,185	$2,258,638	$-	$4,433,823
Consumer Discretionary	1,888,620	1,491,030	-	3,379,650
Consumer Staples	1,695,288	2,740,876	-	4,436,164
Energy	979,553	-	-	979,553
Financials	-	1,075,428	-	1,075,428
Health Care	1,496,019	4,193,953	-	5,689,972
Industrials	-	890,629	-	890,629
Materials	1,289,005	797,957	-	2,086,962
Technology	929,430	560,528	-	1,489,958
Utilities	676,000	2,046,049	-	2,722,049
Total Common Stocks	11,129,100	16,055,088	-	27,184,188

Derivatives
Financials	-	11,826	-	11,826
Health Care	-	4,769	-	4,769
Total Derivatives	-	16,595	-	16,595

Total Assets	$11,129,100	$16,071,683	$-	$27,200,783

During the period ended November 30, 2014, no Fund had transfers between Level 1 and Level 2.
¹ See the Schedule of Investments for additional details.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The table above is a summary of the inputs used as of November 30, 2014, in valuing the Funds' investments carried at fair value.

Derivative instruments and hedging activities:
The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the fiscal period ended November 30, 2014, the Funds held positions in rights offerings as a result of actions taken by the board of directors of the underlying companies. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date. As a result of exercising certain rights offerings, the Funds received warrants. Holders of warrants have the right to purchase additional securities directly from the issuer at a set exercise price, prior to a stated expiration date.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of

Semi-Annual Report November 30, 2014	29

Notes To Financial Statements (continued)

Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of November 30, 2014, by risk category are as follows:

Developing World Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Rights offerings	$-
	Warrants	16,595
	Total	$16,595

Statement of Operations Effects

Developing World Fund
Derivatives not designated as hedging instruments	Realized Gains	Unrealized Gains
Rights offerings	$-	$-
Warrants	-	16,595
Total	$-	$16,595

Investment concentration:
The fundamental policies of the Funds prohibit earning interest, in accordance with Islamic principles. Consequently, cash is held in non-interest-bearing deposits with the Funds' custodian or other banks. "Other assets (net of liabilities)" in the Funds' Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification ("ASC") 825, "Financial Instruments," identifies these items as a concentration of credit risk, requiring disclosure regardless of the degree of risk. The risk is managed by careful financial analysis and review of the custodian's operations, resources, and protections available to the Trust. This process includes evaluation of other financial institutions providing investment company custody services.

Federal income taxes:
The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Funds' tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011 — 2013) or expected to be taken in the Funds' 2014 tax returns. The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Reclassification of capital accounts:
Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV.

	Income Fund	Growth Fund	Developing World Fund
Undistributed net income	$(823)	$175	$(8,895)
Accumulated gains (losses)	1,093	(175)	8,895
Paid-in capital	$(270)	$-	$-

Distributions to shareowners:
Dividends to shareowners from net investment income, if any, are paid in May and December. As a result of their investment strategies, the Growth and Developing World Funds do not expect to pay income dividends. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.

Use of estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Other:
The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Note 4 — Transactions with Affiliated Persons

Under a contract approved annually by Amana's independent trustees, Saturna Capital provides investment advisory services and certain other administrative and distribution services and facilities required to conduct Trust business. For such services, each Fund pays an advisory fee of 0.95% on the first $500 million of a fund's average daily net assets, 0.85% on the next $500 million, 0.75% on the next $500 million, and 0.65% on assets over $1.5 billion. For the fiscal period ended November 30, 2014, the Funds paid the following advisory fees to Saturna Capital:

Advisory Fees
Income Fund	$6,693,201
Growth Fund	8,006,492
Developing World Fund	$142,496

Certain officers and one trustee of Amana are also officers and directors of the investment adviser.

30	Semi-Annual Report November 30, 2014

Notes To Financial Statements (continued)

Saturna Capital also acts as transfer agent for the Trust for which each class of a Fund pays $0.25 per account per month. For the fiscal period ended November 30, 2014, the Funds paid the following transfer agent ("shareowner servicing") fees to Saturna Capital:

Shareowner Servicing Fees
Income Fund Investor Shares (AMANX)	$19,424
Income Fund Institutional Shares (AMINX)	185
Growth Fund Investor Shares (AMAGX)	29,357
Growth Fund Institutional Shares (AMIGX)	185
Developing World Fund Investor Shares (AMDWX)	2,371
Developing World Fund Institutional Shares (AMIDX)	$25

Saturna Brokerage Services, Inc. ("SBS"), a subsidiary of Saturna Capital, is registered as a broker-dealer and acts as distributor. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act applicable to the Investor Shares of each Fund. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average net assets applicable to Investor Shares of each Fund. The fee is paid to SBS as reimbursement for expenses incurred for distribution-related activity. For the fiscal period ended November 30, 2014, the Funds paid the following distribution fees to SBS:

Distribution (12b-1) Fees
Income Fund Investor Shares (AMANX)	$1,880,526
Income Fund Institutional Shares (AMINX)	n/a
Growth Fund Investor Shares (AMAGX)	2,376,729
Growth Fund Institutional Shares (AMIGX)	n/a
Developing World Fund Investor Shares (AMDWX)	$28,322
Developing World Fund Institutional Shares (AMIDX)	n/a

For the fiscal period ended November 30, 2014, Saturna Capital spent $1,792,400 from additional resources of its own, and not part of the 12b-1 expense of the Funds, to compensate broker-dealers or other financial intermediaries, or their affiliates, in connection with the sale, distribution, retention, and/or servicing of Fund shares. To the extent that these resources are derived from advisory fees paid by the Funds, these payments could be considered "revenue sharing." Any such payments will not change the net asset value or the price of a Fund's shares.

SBS is used to effect portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission. Transactions effected through other brokers are subject to commissions payable to that broker.

Saturna Trust Company ("STC"), a subsidiary of Saturna Capital, acts as retirement plan custodian for Fund shareowners. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal period ended November 30, 2014, the Funds incurred the following retirement plan custodial fees to STC:

Retirement plan custodial fees
Income Fund Investor Shares (AMANX)	$20,839
Income Fund Institutional Shares (AMINX)	496
Growth Fund Investor Shares (AMAGX)	26,337
Growth Fund Institutional Shares (AMIGX)	375
Developing World Fund Investor Shares (AMDWX)	4,032
Developing World Fund Institutional Shares (AMIDX)	$18

Mr. Nicholas Kaiser serves as a trustee and president of the Trust. He is also a director and the chairman of Saturna Capital and Saturna Trust Company. He is not compensated by the Trust. For the fiscal period ended November 30, 2014, the Trust incurred trustee compensation expenses of $28,000, which is included in $39,718 of total expenses for the independent Trustees.

	Income Fund	Growth Fund	Developing World Fund
Trustee Fees	$13,950	$13,761	$289
Other Trustee expenses	$4,620	$7,003	$95

The officers of the Trust are paid by Saturna Capital, and not the Trust, except for the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal period ended November 30, 2014, the Trust incurred the following related to the expense of its Chief Compliance Officer:

	Income Fund	Growth Fund	Developing World Fund
Chief Compliance Officer	$22,437	$29,549	$429

On November 30, 2014, the trustees, officers, and their affiliates (including Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:

Trustees', officers', and affiliates' ownership
Income Fund Investor Shares (AMANX)	0.04%
Income Fund Institutional Shares (AMINX)	4.79%
Growth Fund Investor Shares (AMAGX)	0.04%
Growth Fund Institutional Shares (AMIGX)	4.97%
Developing World Fund Investor Shares (AMDWX)	1.35%
Developing World Fund Institutional Shares (AMIDX)	35.22%

Note 5 — Distributions to Shareowners

The tax characteristics of distributions paid for the fiscal period ended November 30, 2014, and the year ended May 31, 2014 were as follows:

Income Fund	Period ended Nov. 30, 2014	May 31, 2014
Ordinary income	$-	$26,624,057

Growth Fund	Period ended Nov. 30, 2014	May 31, 2014
Ordinary income¹	$-	$13,498,551
Long-term capital gain²	$-	$52,055,982

Developing World Fund	Period ended Nov. 30, 2014	May 31, 2014
Ordinary income¹	$-	$103,694

¹ By policy, the Growth and Developing World Funds seek to avoid paying income dividends.

² Long-term capital gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

Semi-Annual Report November 30, 2014	31

Notes To Financial Statements (continued)

Note 6 — Federal Income Taxes

The cost basis of investments for federal income tax purposes at November 30, 2014, were as follows:

	Income Fund	Growth Fund	Developing World Fund
Cost of investments	$832,033,633	$918,316,828	$24,334,468
Gross unrealized appreciation	$758,584,504	$1,120,990,344	$5,244,340
Gross unrealized depreciation	$(4,461,174)	$(2,064,285)	$(2,378,025)
Net unrealized appreciation	$754,123,330	$1,118,926,059	$2,866,315

As of May 31, 2014, the components of distributable earnings on a tax basis were as follows:

Income Fund
Accumulated capital gains	$3,344,160
Tax accumulated earnings	3,344,160
Other accumulated losses	(288)
Unrealized appreciation	693,542,928
Total accumulated earnings	$696,886,800

Growth Fund
Undistributed ordinary income	$3,117,461
Accumulated capital gains	82,202,800
Tax accumulated earnings	85,320,261
Unrealized appreciation	978,022,369
Total accumulated earnings	$1,063,342,630

Developing World Fund
Undistributed ordinary income	$16,237
Tax accumulated earnings	16,237
Accumulated capital and other losses	(1,315,151)
Other accumulated losses	(183,279)
Unrealized appreciation	2,622,388
Other unrealized losses	(136)
Total accumulated earnings	$1,140,059

At May 31, 2014, the Funds had the following capital loss carryforwards, subject to regulation. Prior to their expiration, such loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.

	Income Fund	Growth Fund	Developing World Fund
Capital loss carryforwards expiring 2018	$-	$-	$-
Capital loss carryforwards expiring 2019	-	-	19,458
Short-term loss carryforwards unlimited expiration	-	-	435,720
Long-term loss carryforwards unlimited expiration	-	-	859,973
Total capital loss carryforwards	-	-	1,315,151
Post-October loss deferral¹	$288	$-	$183,279

¹ Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a fund's next taxable year.

	Income Fund	Growth Fund	Developing World Fund
Total capital loss carryforward utilized at May 31, 2014	$-	$2,857,825	$-

Note 7 — Investments

During the fiscal period ended November 30, 2014, the Funds purchased and sold the following amounts of securities.

	Purchases	Sales
Income Fund	$-	$62,087,268
Growth Fund	-	106,654,738
Developing World Fund	$4,885,361	$1,389,484

Note 8 — Custodian

Under agreements in place with the Trust's custodian, Bank of New York Mellon, custody fees are reduced by credits for cash balances. For the fiscal period ended November 30, 2014, such reductions were as follows:

	Income Fund	Growth Fund	Developing World Fund
Custodian Fee Credits	$37,535	$50,929	$6,511

Note 9 — Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

32	Semi-Annual Report November 30, 2014

Expenses (unaudited)

All mutual funds have operating expenses. As an Amana Mutual Fund shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other Fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.

With the Amana Funds, unlike many mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. You do not incur redemption fees or exchange fees. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Examples

The following examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Funds may charge for extra services (such as domestic bank wires, international bank wires, or overnight courier delivery of redemption checks) rendered on request, which you may need to estimate to determine your total expenses.

Hypothetical Example For Comparison Purposes

The second line for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees charged by custodians other than Saturna Trust Company (note that Saturna does not charge such fees to shareowners directly on Saturna IRAs, ESAs, or HSAs with the Amana Funds), and charges for extra services such as bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees (note that the Amana Funds do not assess any such transactional costs). Therefore, the "Hypothetical" line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [June 1, 2014]	Ending Account Value [November 30, 2014]	Expenses Paid During Period	Annualized Expense Ratio
Income Fund
Investor Shares (AMANX), Actual	$1,000.00	$1,052.30	$5.76	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.67	1.12%
Institutional Shares (AMINX), Actual	$1,000.00	$1,053.60	$4.53	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	$4.46	0.88%

Growth Fund
Investor Shares (AMAGX), Actual	$1,000.00	$1,108.10	$5.71	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.47	1.08%
Institutional Shares (AMIGX), Actual	$1,000.00	$1,109.50	$4.34	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.15	0.82%

Developing World Fund
Investor Shares (AMDWX), Actual	$1,000.00	$1,014.70	$7.47	1.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.49	1.48%
Institutional Shares (AMIDX), Actual	$1,000.00	$1,015.60	$5.96	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.97	1.18%

Expenses are equal to annualized expense ratios indicated above (based on the most recent semi-annual period of June 1, 2014, through November 30, 2014), multiplied by the average account value over the period, multiplied by 183/365 to reflect the semi-annual period.

Semi-Annual Report November 30, 2014	33

Availability of Quarterly Portfolio Information

(1) The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.

(2) The Funds' Forms N-Q are available on the SEC's website at www.sec.gov.

(3) The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

(4) The Funds make a complete schedule of portfolio holdings after the end of each month available at www.amanafunds.com.

Availability of Proxy Voting Information

(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-888-732-6262; (b) on the Funds' website at www.amanafunds.com; and (c) on the SEC's website at www.sec.gov.

(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-888-732-6262; (b) on the Funds' website at www.amanafunds.com; and (c) on the SEC's website at www.sec.gov.

Householding Policy

To reduce expenses, we may mail only one copy of the Funds' prospectus, each annual and semi-annual report, and proxy statements, when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 1-888-732-6262 or write to us at Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies thirty days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 1-888-732-6262 or write to us at Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

34	Semi-Annual Report November 30, 2014

Privacy Statement

At Saturna Capital and the Amana Mutual Funds Trust, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain non-public information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareholder reports and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies' use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information please call us at 1-800-728-8762.

Semi-Annual Report November 30, 2014	35

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Trust's portfolios and handles daily operations under supervision of Amana's Board of Trustees.

(logo omitted)
Saturna Capital
1300 N. State Street
Bellingham, WA 98225
1-800-728-8762
Daily prices at 1-888-732-6262
www.amanafunds.com

Investment Adviser, Administrator, and Transfer Agent	Saturna Capital Corporation Bellingham, WA
Custodian	Bank of New York Mellon Brooklyn, NY
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Philadelphia, PA
Legal Counsel	K & L Gates LLP Washington, DC
This report is for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On December 24, 2014, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer) reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

(b) No change.

Item 12. Exhibits

Exhibits included with this filing:

(a)(1) Code of Ethics.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser, President
Signature and Title

Nicholas Kaiser, President
Printed name and Title

January 29, 2015
Date

Pursuant to the requirements of the Securities Exchange Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated.

By:

/s/ Nicholas Kaiser, President
Signature and Title

Nicholas Kaiser, President
Printed name and Title

January 29, 2015
Date

By:

/s/ Christopher Fankhauser, Treasurer
Signature and Title

Christopher Fankhauser, Treasurer
Printed name and Title

January 29, 2015
Date

#       #         #